Label	Element	Value
Innovator Premium Income 40 Barrier ETF - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Innovator Premium Income 40 Barrier ETF - January | S&P 500 Index, Expiration: 12/31/2024; Exercise Price: 2,810.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Innovator Premium Income 40 Barrier ETF - January | S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: 285.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 40 Barrier ETF - January | S&P 500 Index, Expiration: 12/31/2024; Exercise Price: 2,858.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)